Long-term commitments (Details Narrative) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Unexecuted minimum investment commitment	$ 323,000
Penalty exposition amount	97,029
B R L [Member]
IfrsStatementLineItems [Line Items]
Environmental guarantee for decree	60,728
U S D [Member]
IfrsStatementLineItems [Line Items]
Environmental guarantee for decree	$ 11,128